Earnings/(loss) per share	6 Months Ended
Dec. 31, 2023
Earnings/(loss) per share
Earnings/(loss) per share

12Earnings/(loss) per share

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
Profit/(loss) for the period (£’000)	20,374	6,306	(5,383)	(20,210)
Basic earnings/(loss) per share (pence)	12.49	3.87	(3.30)	(12.39)
Diluted earnings/(loss) per share (pence) (1)	12.44	3.85	(3.30)	(12.39)

(i)Basic earnings/(loss) per share

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) for the period by the weighted average number of ordinary shares in issue during the period.

12Earnings/(loss) per share (continued)

(ii)Diluted earnings/(loss) per share

Diluted earnings/(loss) per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company has one category of dilutive potential ordinary shares: share awards pursuant to the 2012 Equity Incentive Plan (the “Equity Plan”). Share awards pursuant to the Equity Plan are assumed to have been converted into ordinary shares at the beginning of the financial year, or, if later, the date of issue of the potential ordinary shares.

(iii)Weighted average number of shares used as the denominator

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	Number	Number	Number	Number
	‘000	‘000	‘000	‘000
Class A ordinary shares	52,110	52,013	52,110	52,013
Class B ordinary shares	112,732	112,732	112,732	112,732
Treasury shares	(1,683)	(1,683)	(1,683)	(1,683)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	163,159	163,062	163,159	163,062
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares (1)	564	543	564	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share (1)	163,723	163,605	163,723	163,062
(1)For the six months ended 31 December 2023 and 31 December 2022 potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.